Statutory Financial Data and Restrictions - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 28, 2022	May 12, 2022	May 09, 2022
Statutory Accounting Practices [Line Items]
Long-term debt	$ 7,868,000,000	$ 7,868,000,000	$ 427,000,000
Distributed dividends	$ 290,000,000	876,000,000
AGL
Statutory Accounting Practices [Line Items]
Distributed dividends		2,000,000,000
Corebridge
Statutory Accounting Practices [Line Items]
Distributed dividends		3,500,000,000
Letter of Credit | AIG Bermuda | Line of Credit
Statutory Accounting Practices [Line Items]
Long-term debt				$ 250,000,000
Letter of credit					$ 175,000,000	$ 250,000,000
Life Insurance Companies
Statutory Accounting Practices [Line Items]
Increase in statutory surplus due to permitted practice		$ 1,000,000,000	$ 584,000,000